Convertible Note (Details Narrative) - USD ($)	Feb. 27, 2015	Sep. 30, 2015	Dec. 31, 2014	Oct. 31, 2014
Convertible promissory note			$ 1,847
Note accrues interest rate	10.00%	10.00%	10.00%
Note conversion price per share	$ 0.025
Unamortized debt discount			$ 8,333
Debt conversion into common stock	413,479
Investor [Member]
Convertible promissory note				$ 10,000
Note accrues interest rate				10.00%
Note conversion price per share				$ 0.025